Transactions and Balances with Related Parties (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	Dec. 19, 2017	Dec. 31, 2018
Statement Line Items [Line Items]
Due to services		$ 629
Chief Financial Officer [Member]
Statement Line Items [Line Items]
Separation agreement, description	Under the terms of the Separation Agreement (which are similar in essence to his original termination terms under his employment agreement), the Former CFO received severance in the amount of (i) three months' salary through the end of the notice period following the Effective Date and (ii) a bonus equal to two months of salary. In addition, all of the Former CFO's outstanding options to purchase 47,500 ADSs of the Company deemed fully vested as of the Effective Date and were exercisable until June 19, 2018. On June 19, 2018, all share options, in respect of which expenses in the amount of approximately $160 thousand were recorded, expired.